UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21834

Name of Fund: York Enhanced Strategies Fund, LLC

Fund Address:	767 Fifth Avenue
17th Floor
New York, New York,
10153

Name and address of agent for service:	Jeffrey A. Weber
767 Fifth Avenue
17th Floor
New York, New York 10153

Registrant’s telephone number, including area code: 1-212-300-1300

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2007 – 06/30/2008

Item 1 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Neon Communications Group, Inc.

(b)         The exchange ticker symbol of the portfolio security: NGI

(c)          The CUSIP number for the portfolio security: 64050T101

(d)         The shareholder meeting date: 11/06/2007

(e)          A brief identification of the matter voted on: 1) The adoption of the agreement and plan of merger dated as of June 24, 2007, by and among RCN Corporation, Raven Acquisition Corporation, a direct wholly-owned subsidiary of RCN, and the Company, all as more fully described in the proxy statement. 2) The adjournment of the special meeting to a later time, if necessary, to solicit additional proxies in favor of the proposal to adopt the merger agreement and approve the merger. 3) The proxies are authorized to act and vote upon in their discretion such other business, if any, as may properly come before the special meeting or any adjournments thereof.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Adam J. Semler

Adam J. Semler, Chief Financial Officer of York Enhanced Strategies Fund, LLC

August 01, 2008